Changes in Accounting Policies Required by the Initial Application of IFRS 9, IFRS 15 and IFRS 16 - Recognition of cumulative adjustments, IFRS 15 (Details) - Adoption of IFRS 15 $ in Thousands	Jan. 01, 2018 MXN ($)
Recognition of cumulative adjustments
Retained Earnings	$ 3,385,204
Income Taxes	(1,000,549)
Net	2,384,655
Equity Attributable to Stockholders of the Company
Recognition of cumulative adjustments
Retained Earnings	2,272,350
Income Taxes	(672,898)
Net	1,599,452
Non-controlling Interests
Recognition of cumulative adjustments
Retained Earnings	1,112,854
Income Taxes	(327,651)
Net	$ 785,203